Leases (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Changes in Lease Liability

Lease liability	December 31, 2024	December 31, 2023
Beginning balance	$141,695	$8,609
Additions, cost	-	236,201
Interest expense	18,179	53,831
Lease payments	(22,921)	(85,271)
Currency translation adjustment	(2,538)	(2,458)
Modification of lease	(89,042)	-
Termination of lease	-	(69,217)
Ending balance	$45,373	$141,695

Schedule of Lease Liability

As at December 31, 2024 and December 31, 2023, the Company’s lease liability is as follows:

Lease liability	December 31, 2024	December 31, 2023
Current portion of lease liability	$10,356	$19,637
Long-term portion of lease liability	35,017	122,058
	$45,373	$141,695

Schedule of Future Minimum Lease Payments

Future minimum lease payments to be paid by the Company as a lessee as of December 31, 2024 are as follows:

Operating lease commitments and lease liability
2025	$25,200
2026	25,200
2027	25,200
Total future minimum lease payments	75,600
Discount	(30,227)
Total	$45,373